LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
LOSS PER SHARE

18. LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the years ended:

	Years ended December 31,
	2018	2019	2020

Net loss:
Loss from continuing operations	$(88,938)	$(69,068)	$(5,320)
Loss from discontinued operations, net of taxes	(594)	—	—

Net loss	(89,532)	(69,068)	(5,320)
Net loss attributable to the noncontrolling interest	(317)	(22,952)	(17)

Net loss attributable to Kaixin Auto Holdings' shareholders	$(89,215)	$(46,116)	$(5,303)

Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted (2018 shares retroactively adjusted for the reverse recapitalization on April 30, 2019)	24,984,300	33,146,593	41,715,834

Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted:
Loss per share from continuing operations	$(3.56)	$(1.39)	(0.13)
Loss per share from discontinued operations	$(0.02)	$—	—

Net loss per share attributable to Kaixin Auto Holdings' shareholders - basic and diluted	$(3.58)	$(1.39)	$(0.13)

18. LOSS PER SHARE (cont.)

Securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share because to do so would have been antidilutive for the years ended December 31, 2018, 2019 and 2020 are as follows:

	Years ended December 31,
	2018	2019	2020
Share options	5,510,970	2,154,514	205,294
Restricted shares	—	1,446,111	1,157,990
Warrants	—	11,957,008	16,790,341
Preferred shares	—	—	3,000
Unit options	—	1,440,000	—
Indemnity shares	—	3,300,000	3,300,000

The 19.5 million Earnout Shares are considered contingently issuable shares and are also excluded from the computation of basic and diluted loss per share for the year ended December 31, 2019, because the related performance and market conditions were not achieved as of December 31, 2019 and they have been included in the computation of basic and diluted loss per share for the year ended December 31, 2020, because the related performance and market conditions have been waived in 2020.